ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accounts receivable and allowance for doubtful accounts
Accounts receivable				$ 27,020	¥ 188,103,000	¥ 292,842,000
Less: allowance for doubtful accounts	$ (11,850)	¥ (82,495,000)	¥ (82,366,000)	(11,850)	(82,495,000)	(82,366,000)
Accounts receivable, net				$ 15,170	105,608,000	210,476,000
Analysis of the allowance for doubtful accounts
Balance, beginning of year	11,832	82,366,000	81,301,000
Additions for the current year	440	3,066,000	6,719,000
Recovery	(422)	(2,937,000)	(5,654,000)
Balance, end of year	$ 11,850	¥ 82,495,000	¥ 82,366,000
Accounts receivable, pledged as collateral					¥ 0	¥ 12,989,000